Note 17 - Gain on Investment in Allied Esports Entertainment, Inc. (Details Textual) - USD ($)		12 Months Ended
	Aug. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				1,591,250
Allied Esports Entertainment, Inc. [Member]
Investment Owned, Balance, Shares (in shares)	2,685,500		177,479
Investment Owned, Balance, Share Price (in dollars per share)	$ 4.45		$ 1.58
Investment Owned, Balance, Principal Amount	$ 11,950,475		$ 280,417
Investment Owned, Shares Sold (in shares)	537,101	177,479	1,970,920
Proceeds from Sale of Long-Term Investments	$ 73,668	$ 414,361	$ 3,108,067
Allied Esports Entertainment, Inc. [Member] | Sponsor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			505,000